Risk Management and Report (Details) - Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Post Modification [Member] | Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member]
Risk Management and Report (Details) - Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses [Line Items]
Gross carrying amount, Post modification	$ 11,349
Corresponding ECL, Post modification	3,511
Post Modification [Member] | Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member]
Risk Management and Report (Details) - Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses [Line Items]
Gross carrying amount, Pre-modification	5,668
Corresponding ECL, Pre-modification	2,083
Pre Modification [Member] | Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member]
Risk Management and Report (Details) - Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses [Line Items]
Gross carrying amount, Post modification	11,466
Corresponding ECL, Post modification	3,874
Pre Modification [Member] | Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member]
Risk Management and Report (Details) - Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month expected credit losses [Line Items]
Gross carrying amount, Pre-modification	5,642
Corresponding ECL, Pre-modification	$ 1,989